Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.36%

Aerospace & Defense 1.89%

Axon Enterprise, Inc.*	96,091	$4,913
Cubic Corp.	393,513	29,018
Total		33,931

Auto Components 0.77%

Fox Factory Holding Corp.*	227,349	13,855

Banks 0.99%

CenterState Bank Corp.	121,412	3,079
Western Alliance Bancorp	297,972	14,699
Total		17,778

Beverages 0.77%

Boston Beer Co., Inc. (The) Class A*	37,038	13,869

Biotechnology 14.10%

ACADIA Pharmaceuticals, Inc.*	565,995	24,004
Amarin Corp. plc ADR*	596,834	9,800
Argenx SE ADR*	114,688	14,045
Audentes Therapeutics, Inc.*	161,438	4,343
Blueprint Medicines Corp.*	347,889	23,949
Bridgebio Pharma, Inc.*	688,540	15,568
CareDx, Inc.*	986,219	25,849
Coherus Biosciences, Inc.*	1,761,635	30,599
CRISPR Therapeutics AG (Switzerland)*(a)	201,538	10,151
Invitae Corp.*	690,293	11,121
Mirati Therapeutics, Inc.*	207,554	19,547
Repligen Corp.*	486,463	38,669
Sage Therapeutics, Inc.*	65,540	8,890
Sarepta Therapeutics, Inc.*	68,361	5,678
uniQure NV (Netherlands)*(a)	216,472	10,832
Total		253,045

Building Products 1.36%

Trex Co., Inc.*	278,775	24,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2019

Investments	Shares	Fair Value (000)
Capital Markets 1.07%

Assetmark Financial Holdings, Inc.*	697,646	$19,143

Commercial Services & Supplies 1.76%

Herman Miller, Inc.	383,690	17,841
Tetra Tech, Inc.	158,040	13,824
Total		31,665

Communications Equipment 0.59%

Comtech Telecommunications Corp.	303,257	10,599

Construction & Engineering 1.56%

MasTec, Inc.*	216,134	13,604
NV5 Global, Inc.*	198,910	14,407
Total		28,011

Diversified Consumer Services 4.29%

Bright Horizons Family Solutions, Inc.*	220,553	32,757
Chegg, Inc.*	477,958	14,654
Grand Canyon Education, Inc.*	186,736	17,172
Strategic Education, Inc.	101,634	12,504
Total		77,087

Electrical Equipment 3.12%

Generac Holdings, Inc.*	579,695	55,987

Electronic Equipment, Instruments & Components 1.37%

Novanta, Inc.*	122,998	10,953
OSI Systems, Inc.*	137,416	13,637
Total		24,590

Entertainment 2.51%

HUYA, Inc. ADR*	527,006	11,721
Roku, Inc.*	226,487	33,339
Total		45,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2019

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.41%

BJ’s Wholesale Club Holdings, Inc.*	947,020	$25,285

Food Products 2.12%

Calavo Growers, Inc.	230,507	19,992
Freshpet, Inc.*	344,723	18,015
Total		38,007

Health Care Equipment & Supplies 9.06%

Glaukos Corp.*	345,814	22,073
Insulet Corp.*	133,290	19,370
iRhythm Technologies, Inc.*	284,063	18,981
Masimo Corp.*	124,397	18,136
Nevro Corp.*	318,297	27,437
Penumbra, Inc.*	155,105	24,192
Tandem Diabetes Care, Inc.*	526,589	32,427
Total		162,616

Health Care Providers & Services 0.50%

Guardant Health, Inc.*	128,051	8,900

Health Care Technology 3.08%

Inspire Medical Systems, Inc.*	561,242	34,224
Teladoc Health, Inc.*	274,763	21,047
Total		55,271

Hotels, Restaurants & Leisure 2.44%

Planet Fitness, Inc. Class A*	300,184	19,110
Wingstop, Inc.	297,000	24,778
Total		43,888

Household Durables 2.27%

Helen of Troy Ltd.*	56,687	8,490
LGI Homes, Inc.*	340,178	26,697
Lovesac Co. (The)*	337,925	5,518
Total		40,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2019

Investments	Shares	Fair Value (000)
Information Technology Services 2.49%

Verra Mobility Corp.*	1,814,685	$26,041
Wix.com Ltd. (Israel)*(a)	152,801	18,652
Total		44,693

Insurance 1.82%

eHealth, Inc.*	139,450	9,628
Goosehead Insurance, Inc. Class A	449,169	22,988
Total		32,616

Internet & Direct Marketing Retail 1.83%

RealReal, Inc. (The)*	1,419,297	32,800

Leisure Products 3.08%

Malibu Boats, Inc. Class A*	491,748	16,041
YETI Holdings, Inc.*	1,181,320	39,350
Total		55,391

Life Sciences Tools & Services 0.98%

10X Genomics, Inc. Class A*	302,718	17,558

Machinery 2.33%

Federal Signal Corp.	699,397	22,689
RBC Bearings, Inc.*	119,106	19,109
Total		41,798

Pharmaceuticals 0.99%

GW Pharmaceuticals plc ADR*	132,674	17,754

Professional Services 0.76%

Insperity, Inc.	130,007	13,733

Semiconductors & Semiconductor Equipment 8.61%

Cirrus Logic, Inc.*	59,050	4,013
Enphase Energy, Inc.*	452,663	8,795
Inphi Corp.*	563,186	40,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)

MKS Instruments, Inc.	187,088	$20,247
Monolithic Power Systems, Inc.	149,277	22,379
Semtech Corp.*	323,516	16,325
Silicon Laboratories, Inc.*	227,445	24,164
SolarEdge Technologies, Inc. (Israel)*(a)	172,518	14,657
SunPower Corp.*	407,880	3,573
Total		154,635

Software 12.83%

Alteryx, Inc. Class A*	153,158	14,014
Anaplan, Inc.*	277,474	13,097
Appian Corp.*	396,400	17,695
Avalara, Inc.*	341,858	24,272
Coupa Software, Inc.*	156,848	21,565
Five9, Inc.*	459,729	25,520
Globant SA (Argentina)*(a)	219,976	20,515
HubSpot, Inc.*	71,830	11,141
LivePerson, Inc.*	249,033	10,223
Medallia, Inc.*	437,604	12,725
Paylocity Holding Corp.*	246,207	25,261
Q2 Holdings, Inc.*	176,405	12,611
SVMK, Inc.*	1,180,459	21,720
Total		230,359

Specialty Retail 2.61%

Asbury Automotive Group, Inc.*	91,026	9,388
Floor & Decor Holdings, Inc. Class A*	453,157	20,768
Lithia Motors, Inc. Class A	105,595	16,629
Total		46,785
Total Common Stocks (cost $1,401,720,882)		1,711,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.33%

Repurchase Agreement

Repurchase Agreement dated 10/31/2019, 0.85% due 11/1/2019 with Fixed Income Clearing Corp. collateralized by $60,575,000 of U.S. Treasury Note at 1.875% due 3/31/2022; value: $61,000,842; proceeds: $59,804,876 (cost $59,803,464)	$59,803	$59,803
Total Investments in Securities 98.69% (cost $1,461,524,346)		1,771,719
Cash and Other Assets in Excess of Liabilities 1.31%		23,469
Net Assets 100.00%		$1,795,188

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,711,916	$—	$—	$1,711,916
Short-Term Investment
Repurchase Agreement	—	59,803	—	59,803
Total	$1,711,916	$59,803	$—	$1,771,719

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.